Current and deferred tax - Summary of Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Assets [Line Items]
Deferred tax assets	$ 12,572	$ 2,174	$ 1,331
Loss Allowances For Financial Assets [Member]
Deferred Tax Assets [Line Items]
Deferred tax assets	75	124
Bonus Provision [Member]
Deferred Tax Assets [Line Items]
Deferred tax assets	750	655
Lease [Member]
Deferred Tax Assets [Line Items]
Deferred tax assets	366	108
Share-based compensation [Member]
Deferred Tax Assets [Line Items]
Deferred tax assets	3,224	185
Hyperinflationary Adjustments [Member]
Deferred Tax Assets [Line Items]
Deferred tax assets	89	99
Tax Loss [Member]
Deferred Tax Assets [Line Items]
Deferred tax assets	6,445	427
Others [Member]
Deferred Tax Assets [Line Items]
Deferred tax assets	$ 1,623	$ 576